Provisions - Non-tax-related proceedings (Details) € in Millions, £ in Millions		1 Months Ended		12 Months Ended				24 Months Ended
	Feb. 13, 2018 EUR (€) item	Nov. 30, 2018	Feb. 28, 2017 item	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2008 EUR (€) item	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Jan. 02, 2018 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of provision matrix [line items]
Provisions						€ 14,459.0				€ 13,225.0	€ 14,686.0		€ 14,489.0	€ 14,494.0
Extraordinary provision made				€ 5,301.0	€ 4,727.0	3,651.0
Extraordinary provision used				€ 3,078.0	1,669.0	1,143.0
Number Of State Attorneys General Represented By Executive Committee | item			32
Arbitration Cases Received FINRA | item				589
Arbitration Cases Pending FINRA | item				420
"Planos Econmicos"
Disclosure of provision matrix [line items]
Period Of Suspension Of Economic Plan Processes		2 years
Legal Case To Request Court Judgment On The Validity Of The Swaps
Disclosure of provision matrix [line items]
Arbitration Matter, Amount Claimed By Entity							€ 66.0
Arbitration Matter, Number Of Hearings | item							2
Arbitration Matter, Number Of Awards In Favor Of Entity | item							2
Arbitration Matter, Amount Claimed By Counterparty							€ 56.8
Administrative Investigation, Possible Collusion, Hedge For Syndicated Loans [Member]
Disclosure of provision matrix [line items]
Number of other public companies as other parties in the transaction | item	3
Fine imposed, all parties	€ 91.0
Fine imposed, Santander portion	€ 23.9
Floor Clauses
Disclosure of provision matrix [line items]
Provisions										104.0
Provision used, other provisions				€ 119.0	238.0			€ 357.0
Maximum risk					900.0
Other combined provisions
Disclosure of provision matrix [line items]
Provisions						5,712.0				5,649.0			5,841.0	€ 5,604.0
Extraordinary provision made				4,612.0	3,855.0	3,024.0
Extraordinary provision used				2,359.0	992.0	789.0
Provision for customer remediation
Disclosure of provision matrix [line items]
Provisions						€ 685.0				652.0			885.0
Provision for customer remediation | Banco Popular Espanol, S.A.
Disclosure of provision matrix [line items]
Provision used, other provisions				€ 119.0	€ 223.0
Provision For Customer Remediation PPI Redress And Related Costs
Disclosure of provision matrix [line items]
Provisions									£ 246	€ 275.0		£ 356	€ 406.0